Borrowings - Schedule of borrowings (Detail) - AUD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about borrowings [line items]
Current liabilities	$ 634	$ 1,796
Insurance premium funding [Member]
Disclosure of detailed information about borrowings [line items]
Current liabilities	$ 634	$ 1,796